Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 6,530	¥ 7,697
Net actuarial loss	(22,523)	(31,120)
Net transition obligation	(272)	(325)
Total recognized in accumulated other comprehensive income (loss), pre-tax	¥ (16,265)	¥ (23,748)